SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES OF EACH OF THE LISTED FUNDS:

                             ----------------------

DWS Balanced Fund                            DWS Global Bond Fund                        DWS RREEF Real Estate Securities Fund
DWS Blue Chip Fund                           DWS Global Opportunities Fund               DWS S&P 500 Index Fund
DWS Capital Growth Fund                      DWS Gold & Precious Metals Fund             DWS S&P 500 Plus Fund
DWS Commodity Securities Fund                DWS Growth & Income Fund                    DWS Short Duration Fund
DWS Communications Fund                      DWS Health Care Fund                        DWS Short Duration Plus Fund
DWS Core Fixed Income Fund                   DWS High Income Fund                        DWS Short Term Municipal Bond Fund
DWS Core Plus Income Fund                    DWS High Income Plus Fund                   DWS Small Cap Core Fund
DWS Diversified International Equity Fund    DWS Inflation Protected Plus Fund           DWS Small Cap Growth Fund
DWS Dreman Mid Cap Value Fund                DWS Intermediate Tax/AMT Free Fund          DWS Strategic Government Securities Fund
DWS Dreman Small Cap Value Fund              DWS Large Cap Value Fund                    DWS Strategic High Yield Tax-Free Fund
DWS Emerging Markets Equity Fund             DWS Latin America Equity Fund               DWS Strategic Income Fund
DWS Emerging Markets Fixed Income Fund       DWS Managed Municipal Bond Fund             DWS Strategic Value Fund
DWS Europe Equity Fund                       DWS Massachusetts Tax-Free Fund             DWS Technology Fund
                                             DWS Mid Cap Growth Fund
------------------------------------------------------------------------------------------------------------------------------------

The following information is added to "Class B Shares" in the "Choosing a Share Class" section of each fund's Class B prospectus:

Effective March 1, 2010 (the "Effective Date"), Class B shares of each fund will be closed to new purchases, except that Class B shares may continue to be purchased in connection with an exchange or the reinvestment of dividends or other distributions (including the investment of dividends and distributions in Class B shares of another fund). From and after the Effective Date, except as noted above, no new purchases of Class B shares will be allowed, whether by new investors or existing shareholders, including purchases under an automatic investment plan. The Effective Date is subject to change.

The closing of the Class B shares will not affect: (a) the right of shareholders of Class B shares to continue to sell (redeem) their shares as provided in the prospectus, subject to any applicable contingent deferred sales charge ("CDSC"); or (b) the automatic conversion of Class B shares to Class A shares six years after purchase. Class B shares held as of the Effective Date will continue as Class B shares with all Class B attributes, including Rule 12b-1 fees, until sold or until their automatic conversion to Class A shares.

Class A and Class C shares will continue to be offered as provided in the applicable fund prospectus. Investors should note the differences among the classes as described in the prospectus, including differences in sales charges and operating expenses.

From and after the Effective Date, purchases by shareholders under Class B shares automatic investment plans ("AIPs") established on or prior to December 1, 2009 will be automatically continued with Class A shares. Such shareholders will then be permitted to purchase Class A shares at net asset value, without a sales charge, whether as part of their AIP or otherwise. The foregoing applies only to purchases under (i) AIPs established directly with DWS Investments ("DWS AIPs") and, (ii) provided they are identified as an AIP by DWS Investments, AIPs sponsored by others, such as government direct deposit, employer sponsored payroll direct deposit and auto-debit programs established with the shareholder's bank or credit union ("non-DWS AIP"). Shareholders with a non-DWS AIP should contact DWS Investments at (800) 621-1048 prior to the Effective Date to ensure that their account is identified as an AIP. For any AIP established after December 1, 2009, this privilege to purchase Class A shares without a sales charge will not apply and orders for Class B shares from such an AIP received on or after the Effective Date will not be accepted. For this reason, shareholders will not be permitted to establish DWS AIPs for Class B shares after December 1, 2009 and shareholders should not establish non-DWS AIPs for Class B shares after that date.



                                                          [DWS INVESTMENTS LOGO]
                                                             Deutsche Bank Group
November 30, 2009
DMF-3600B

Additionally, from and after the Effective Date, certain employer-sponsored employee benefit plans (known as "DWS Investments Flex Plans") using the ExpertPlan subaccount record keeping system maintained for DWS Investments-branded plans that are currently purchasing Class B shares instead will purchase Class A shares at net asset value, without a sales charge.

The reinstatement feature described in the prospectus will be modified on the Effective Date to no longer permit certain shareholders who have sold their Class B shares to repurchase Class B shares within the six month period following the sale with a reimbursement (in the form of shares) of the CDSC. However, within the six month period after the sale, such shareholders may continue to purchase Class A shares without a sales charge with the proceeds of the sale of Class B shares (but without a reimbursement of the CDSC), subject to the conditions of the reinstatement feature as described in the prospectus.






               Please Retain This Supplement for Future Reference


November 30, 2009
DMF-3600B

   SUPPLEMENT TO THE CURRENTLY EFFECTIVE STATEMENTS OF ADDITIONAL INFORMATION
                          OF EACH OF THE LISTED FUNDS:

                              ---------------------


DWS Balanced Fund                                DWS Inflation Protected Plus Fund
DWS Blue Chip Fund                               DWS Intermediate Tax/AMT Free Fund
DWS Capital Growth Fund                          DWS Large Cap Value Fund
DWS Commodity Securities Fund                    DWS Latin America Equity Fund
DWS Communications Fund                          DWS Managed Municipal Bond Fund
DWS Core Fixed Income Fund                       DWS Massachusetts Tax-Free Fund
DWS Core Plus Income Fund                        DWS Mid Cap Growth Fund
DWS Diversified International Equity Fund        DWS RREEF Real Estate Securities Fund
DWS Dreman Mid Cap Value Fund                    DWS S&P 500 Index Fund
DWS Dreman Small Cap Value Fund                  DWS S&P 500 Plus Fund
DWS Emerging Markets Equity Fund                 DWS Short Duration Fund
DWS Emerging Markets Fixed Income Fund           DWS Short Duration Plus Fund
DWS Europe Equity Fund                           DWS Short Term Municipal Bond Fund
DWS Global Bond Fund                             DWS Small Cap Core Fund
DWS Global Opportunities Fund                    DWS Small Cap Growth Fund
DWS Gold & Precious Metals Fund                  DWS Strategic Government Securities Fund
DWS Growth & Income Fund                         DWS Strategic High Yield Tax-Free Fund
DWS Health Care Fund                             DWS Strategic Income Fund
DWS High Income Fund                             DWS Strategic Value Fund
DWS High Income Plus Fund                        DWS Technology Fund
--------------------------------------------------------------------------------------------


The following information is added under "Class B Purchases" in the "Purchase and Redemption of Shares" section of each Fund's Class B Statement of Additional
Information:

As described in the prospectus, effective March 1, 2010, Class B shares will be closed to new purchases, except for exchanges and the reinvestment of dividends or other distributions.






               Please Retain This Supplement for Future Reference



November 30, 2009